Victory Virginia Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	66 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
Bloomberg Municipal Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%		2.34%
Lipper Virginia Municipal Debt Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.11%	0.32%		1.73%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	0.50%		1.91%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	0.50%		1.91%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	1.02%		2.12%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.71%	0.56%	1.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.14%	(0.18%)		1.45%

[1]	Inception date of Institutional Shares is June 29, 2020.